Summary of Significant Accounting Policies - Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Jul. 09, 2021
Accounting Policies [Abstract]
Goodwill		$ 670,457	$ 670,014
Accumulated impairment losses		(224,701)
Goodwill		445,756	$ 670,014
Goodwill impairment	$ (224,700)	(224,701)
Other		$ 443